Capital Stock (Tables)	12 Months Ended
Jan. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of continuity of warrants [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Outstanding, January 31, 2021	1,548,000	$0.50
Issued	3,114,569	$0.50
Expired	(1,548,000)	$0.50
Outstanding, January 31, 2022	3,114,569	$0.50
Issued	4,150,000	$0.10
Issued	800,000	$0.10
Expired	-	-
Outstanding, January 31, 2023	8,064,569	$0.25

Disclosure of number, exercise price and remaining life of outstanding warrants [Table Text block]
Outstanding	Exercise Price	Remaining Life (Years)	Expiry Date
3,114,569	$0.50	0.09	March 5, 2023
4,150,000	$0.10	1.56	August 22, 2024
800,000	$0.10	1.75	November 1, 2024
8,064,569	$0.25	1.01